AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 9, 2018

1933 Act File No. 033-13019
1940 Act File No. 811-05083

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ___☐
Post-Effective Amendment No. 83 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 84 ☒

VANECK VIP TRUST
(Exact Name of Registrant as Specified in Charter)

666 Third Avenue
New York, NY 10017
(Address of Principal Executive Office) (Zip Code)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, NY 10017
(Name and Address of Agent for Service)

Copy to:
Alison M. Fuller, Esq.
Stradley Ronon Stevens & Young LLP
1250 Connecticut Avenue, N.W.
Suite 500
Washington, D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 83/84 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on this 9th day of May, 2018.

VANECK FUNDS

By:	/s/ Jonathan R. Simon
Name:	Jonathan R. Simon
Title:	Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer and President	May 9, 2018
/s/ John J. Crimmins* John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	May 9, 2018
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	May 9, 2018
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	May 9, 2018
/s/ Wayne H. Shaner* Wayne H. Shaner	Trustee	May 9, 2018
/s/ R. Alastair Short* R. Alastair Short	Trustee	May 9, 2018
/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	May 9, 2018
/s/ Robert L. Stelzl* Robert L. Stelzl	Trustee	May 9, 2018

*By:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-In-Fact
May 9, 2018

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase